Shareholder Report, Average Annual Return (Details) 74200013100_TIF Foreign Smaller Companies Series_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	9.98%	1.09%	4.36%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI AC World ex-U.S. Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex-U.S. Small Cap Index-NR
Average Annual Return, Percent	29.26%	6.91%	8.13%